Cover	Oct. 13, 2026
Cover [Abstract]
Entity Registrant Name	BARREL ENERGY, INC.
Entity Central Index Key	0001631463
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 13, 2026
Entity Incorporation State Country Code	NV
Entity File Number	000-56001
Entity Tax Identification Number	47-1963189
Entity Address Address Line 1	3859 S Valley View Blvd
Entity Address Address Line 2	Ste 2 #107
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	888
Local Phone Number	397-9114
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false